NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

25.    Non-controlling interests

Accounting policy

Non-controlling interests

The Group recognises any non-controlling interest in an acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets on an acquisition by acquisition basis. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s subsequent share of changes in equity.

Transactions with non-controlling interests

The Group treats transactions with non-controlling interests as transactions with equity owners of the Group. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests where control is not lost are also recorded in equity. Where control is lost over a subsidiary, the gains or losses are recognised in profit or loss.

The Group’s non-controlling interests relates to the following subsidiaries:

Figures in million - SA rand	2019	2018	2017
Non-controlling interest of DRDGOLD	1,135.2	913.2	-
Non-controlling interest of Platinum Mile	21.1	18.4	15.7
Non-controlling interests of Group Technical Security Management (GTSM)	5.4	4.4	4.1
Non-controlling interests of Marikana[1]	306.0	-	-
Total non-controlling interests	1,467.7	936.0	19.8

[1] Included in Marikana’s non-controlling interest (NCI) is NCI of Western Platinum (Pty) Ltd amounting to R253.3 million

DRDGOLD is a company incorporated in South Africa with its head office in Johannesburg. DRDGOLD’s primary listing is on the JSE Limited and its secondary listing is on the New York Stock Exchange. It’s gold production is derived from retreatment of surface tailings in South Africa. Non-controlling interests hold a 61.95% (2018: 61.95%) interest in DRDGOLD and is consolidated based on the ability to control through an option to increase the group’s shareholding in DRDGOLD to 50.1%.

Western Platinum (Pty) Ltd, acquired as part of the Lonmin acquisition, consist of PGM mining and processing operations located on the Western Limb of the Bushveld Complex, close to the town of Rustenburg, in the North West province of South Africa and smelting and refining operations located in Brakpan, East of Johannesburg. Non-controlling interests hold a 4.75% interest in Western Platinum (Pty) Ltd.

The summarised financial information of these subsidiary groups is provided below. This information is based on amounts before inter-company eliminations.

Figures in million - SA rand	2019	2018
DRDGOLD Limited
Revenue	3,621.0	1,047.5
Profit for the year	460.2	(39.9)
Total comprehensive income	459.1	(43.8)

Profit attributable to NCI	285.1	(24.7)

Net increase/(decrease) in cash and cash equivalents	334.0	(73.4)
Dividends paid	85.0	-

Non-current assets	3,393.1	3,581.9
Current Assets	972.2	591.0
Non-current liabilities	(1,108.6)	(1,275.6)
Current liabilities	(463.3)	(425.2)
Net assets	2,793.5	2,472.1

Western Platinum Proprietary Limited
Revenue	11,124.5	-
Profit for the year	763.7	-
Total comprehensive income	763.7	-

Profit attributable to NCI	17.0	-

Net decrease in cash and cash equivalents	(2,070.2)	-
Dividends paid	-	-

Non-current assets	7,749.5	-
Current Assets	6,832.0	-
Non-current liabilities	(22,462.3)	-
Current liabilities	(2,201.7)	-
Net assets	(10,082.6)	-